Common Stock Options (Activity Related To Restricted Shares Of Common Stock) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Deposit Liability [Roll Forward]
Deposit liability, Unvested	$ 308	$ 1,131
Deposit liability, Vested	(80)	(802)	(491)
Deposit liability, Unvested		308	1,131
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of shares, Unvested (shares)	31,542	141,927	304,400	325,521
Number of shares, Vested (shares)	(11,137)	(106,980)	(135,657)	(21,121)
Number of shares, Repurchases upon employee termination (shares)		(3,405)	(26,816)
Number of shares, Unvested (shares)	20,405	31,542	141,927	304,400
Deposit Liability [Roll Forward]
Deposit liability, Unvested	308	1,131	1,860	1,933
Deposit liability, Vested	(80)	(802)	(491)	(73)
Deposit liability, Repurchases upon employee termination		(21)	(238)
Deposit liability, Unvested	$ 228	$ 308	$ 1,131	$ 1,860